Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	[1]	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 22,682	$ 19,835		$ 43,828	$ 36,669	[1]	$ 79,228 [1]
Asia- Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				18,698	7,369		22,782
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				9,733	8,277		16,133
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				7,691	15,346		23,796
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				3,009	2,869		8,200
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				2,402	1,257		4,787
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				$ 2,295	$ 1,551		$ 3,530

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.